Contingencies and Commitments - Lawsuits and legal proceedings (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Provision for legal contingencies	$ 237	$ 204
2020 [Member]
Disclosure of contingent liabilities [line items]
Provision for legal contingencies	120
2021 [Member]
Disclosure of contingent liabilities [line items]
Provision for legal contingencies	117
2022 [Member]
Disclosure of contingent liabilities [line items]
Provision for legal contingencies
2023 [Member]
Disclosure of contingent liabilities [line items]
Provision for legal contingencies